             UTILITY PORTFOLIO                                                 8
             -------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
=============================================================================================================
December 31, 1995

-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
  Investments, at Value (Cost $7,786,053)                                                         $10,214,194
-------------------------------------------------------------------------------------------------------------
  Cash                                                                                                  5,500
-------------------------------------------------------------------------------------------------------------
  Dividends Receivable                                                                                 32,107
-------------------------------------------------------------------------------------------------------------
  Due from Bankers Trust                                                                                6,204
-------------------------------------------------------------------------------------------------------------
  Total Assets                                                                                     10,258,005
-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
  Accrued Expenses and Other                                                                           20,050
-------------------------------------------------------------------------------------------------------------
  Total Liabilities                                                                                    20,050
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        $10,237,955
=============================================================================================================
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
  Paid-in Capital                                                                                 $ 7,809,814
-------------------------------------------------------------------------------------------------------------
  Net Unrealized Appreciation on Securities                                                         2,428,141
-------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                     $10,237,955
=============================================================================================================

STATEMENT OF OPERATIONS
=============================================================================================================
For the year ended December 31, 1995

-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------
  Dividends (net of foreign withholding tax of $8,209)                        $709,522
-------------------------------------------------------------------------------------------------------------
  Interest                                                                      26,531
-------------------------------------------------------------------------------------------------------------
  Total Investment Income                                                                         $  736,053
-------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------
  Advisory                                                                      95,386
-------------------------------------------------------------------------------------------------------------
  Administration and Services                                                   14,675
-------------------------------------------------------------------------------------------------------------
  Professional                                                                  18,426
-------------------------------------------------------------------------------------------------------------
  Trustees                                                                       1,918
-------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                  3,179
-------------------------------------------------------------------------------------------------------------
  Total Expenses                                                               133,584
-------------------------------------------------------------------------------------------------------------
  Less:Expenses Absorbed by Bankers Trust                                      (45,535)               88,049
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                648,004
-------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
-------------------------------------------------------------------------------------------------------------
  Net Realized Loss from SecuritiesTransactions                                                     (976,544)
-------------------------------------------------------------------------------------------------------------
  Net Unrealized Appreciation on Securities                                                        4,040,966
-------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES                                                     3,064,422
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                       $ 3,712,426
=============================================================================================================

                 See Notes to Financial Statements on Page 13

            UTILITY PORTFOLIO                                                  9
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
STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================================
                                                                                For the             For the
                                                                             year ended           year ended
                                                                               December             December
                                                                               31, 1995             31, 1994
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net Investment Income                                                   $    648,004            $ 1,587,451
-------------------------------------------------------------------------------------------------------------
  Net Realized Loss from Securities Transactions                              (976,544)            (2,904,443)
-------------------------------------------------------------------------------------------------------------
  Net Unrealized Appreciation (Depreciation) on Securities                   4,040,966             (2,717,788)
-------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets from Operations                      3,712,426             (4,034,780)
-------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
  Proceeds from Capital Invested                                               539,419              5,634,667
-------------------------------------------------------------------------------------------------------------
  Value of Capital Withdrawn                                               (12,746,962)           (20,456,949)
-------------------------------------------------------------------------------------------------------------
  Net Decrease in Net Assets from Capital Transactions                     (12,207,543)           (14,822,282)
-------------------------------------------------------------------------------------------------------------
  TOTAL DECREASE IN NET ASSETS                                              (8,495,117)           (18,857,062)
=============================================================================================================
NET ASSETS
-------------------------------------------------------------------------------------------------------------
  Beginning of Year                                                         18,733,072             37,590,134
-------------------------------------------------------------------------------------------------------------
  End of Year                                                             $ 10,237,955            $18,733,072
=============================================================================================================


FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the periods presented for the Utility Portfolio.
--------------------------------------------------------------------------------

                                                                                                For the period
                                                                                                August 3, 1992
                                                                                                 (Commencement
                                                               For the year ended December 31,  of Operations)
                                                            -----------------------------------    to December
                                                              1995          1994          1993        31, 1992
--------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average
  Net Assets                                                 4.42%         5.21%         4.60%          5.20%*

Ratio of Expenses to Average Net Assets                      0.60%         0.60%         0.60%          0.60%*

Decrease Reflected in Above Ratio of Expenses to
  Average Net Assets Due to Absorption of
  Expenses by Bankers Trust                                  0.31%         0.27%         0.26%          0.57%*

Portfolio Turnover Rate                                     53.71%        11.43%         0.00%          0.00%

Net Assets, End of Period (000's omitted)                  $10,238       $18,733       $37,590        $16,002

*  Annualized

                 See Notes to Financial Statements on Page 13

            UTILITY PORTFOLIO                                                 10
            --------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995


SHARES                   DESCRIPTION                                    VALUE
=============================================================================
                 COMMON STOCKS - 97.35%
-----------------------------------------------------------------------------
                 TELECOMMUNICATIONS - 47.75%
-----------------------------------------------------------------------------
    4,600        AirTouch Communications (a)                        $ 129,950
-----------------------------------------------------------------------------
    6,200        ALLTEL Corp.                                         182,900
-----------------------------------------------------------------------------
   10,400        Ameritech Corp.                                      613,600
-----------------------------------------------------------------------------
    1,800        BCE Inc.                                              62,100
-----------------------------------------------------------------------------
    5,600        Bell Atlantic Corp.                                  374,500
-----------------------------------------------------------------------------
   22,800        BellSouth Corp.                                      991,800
-----------------------------------------------------------------------------
    9,300        Frontier Corp.                                       279,000
-----------------------------------------------------------------------------
   12,950        GTE Corp.                                            569,800
-----------------------------------------------------------------------------
    1,800        MCI Communications                                    47,025
-----------------------------------------------------------------------------
    8,000        NYNEX Corp.                                          432,000
-----------------------------------------------------------------------------
    2,800        Southern New England
                   Telecommunications                                 111,300
-----------------------------------------------------------------------------
   15,400        SBC Communications                                   885,500
-----------------------------------------------------------------------------
    1,850        Telecom Corporation of
                   New Zealand, ADR                                   128,344
-----------------------------------------------------------------------------
    2,250        US West                                               80,437
-----------------------------------------------------------------------------
                                                                    4,888,256
=============================================================================
                 UTILITY-ELECTRIC - 36.36%
-----------------------------------------------------------------------------
    5,200        American Electric Power                              210,600
-----------------------------------------------------------------------------
    4,300        Baltimore Gas & Electric                             122,550
-----------------------------------------------------------------------------
    5,700        Carolina Power & Light                               196,650
-----------------------------------------------------------------------------
    3,700        CILCORP Inc.                                         156,788
-----------------------------------------------------------------------------
    5,700        CINergy Corp.                                        174,562
-----------------------------------------------------------------------------
    5,200        CMS Energy                                           155,350
-----------------------------------------------------------------------------
    5,200        Detroit Edison                                       179,400
-----------------------------------------------------------------------------
    7,500        DPL Inc.                                             185,625
-----------------------------------------------------------------------------
    5,800        Duke Power                                           274,775
-----------------------------------------------------------------------------
    4,700        FPL Group                                            217,963
-----------------------------------------------------------------------------
    7,500        Houston Industries                                   181,875
-----------------------------------------------------------------------------
    3,600        Illinova Corp.                                       108,000
-----------------------------------------------------------------------------
    3,900        LG&E Energy                                          164,775
-----------------------------------------------------------------------------
    4,300        Ohio Edison                                          101,050
-----------------------------------------------------------------------------
    4,300        PacifiCorp                                            91,375
-----------------------------------------------------------------------------
    6,600        Pinnacle West Capital                                189,750
-----------------------------------------------------------------------------
    2,800        Portland General Corp.                                81,550
-----------------------------------------------------------------------------
    5,200        San Diego Gas &Electric                              123,500
-----------------------------------------------------------------------------
   15,300        Southern Co.                                         376,762
-----------------------------------------------------------------------------
    2,800        Union Electric                                       116,900
-----------------------------------------------------------------------------
    5,600        Western Resources                                    186,900
-----------------------------------------------------------------------------
    3,700        WPS Resources                                        125,800
-----------------------------------------------------------------------------
                                                                    3,722,500
=============================================================================
                 UTILITY-GAS - 13.24%
-----------------------------------------------------------------------------
    5,700        Brooklyn Union Gas                                   166,725
-----------------------------------------------------------------------------
    2,200        Coastal Corp.                                         81,950
-----------------------------------------------------------------------------
    6,500        Enron Corp.                                          247,813
-----------------------------------------------------------------------------
   11,400        MCN Corp.                                            265,050
-----------------------------------------------------------------------------
    1,500        Pacific Enterprises                                   42,375
-----------------------------------------------------------------------------
    5,200        Questar Corp.                                        174,200
-----------------------------------------------------------------------------
    4,200        Sonat Inc.                                           149,625
-----------------------------------------------------------------------------
    5,200        Williams Cos.                                        228,150
-----------------------------------------------------------------------------
                                                                    1,355,888
=============================================================================
TOTAL COMMON STOCKS
(Cost $7,538,529)                                                $  9,966,644
=============================================================================

PRINCIPAL
AMOUNT
=============================================================================
              SHORT-TERM INVESTMENT - 2.42%
-----------------------------------------------------------------------------
$250,000U.S. Treasury Bill - 5.30%, 3/14/96
(Cost $247,524)                                                  $   247,550
-----------------------------------------------------------------------------
TOTAL INVESTMENTS
(Cost $7,786,053)                                99.77%          $10,214,194
-----------------------------------------------------------------------------
Other Assets in Excess of Liabilities             0.23%               23,761
-----------------------------------------------------------------------------
NET ASSETS                                      100.00%          $10,237,955
=============================================================================

(a) Non-Income Producing Security


                 See Notes to Financial Statements on Page 13

            UTILITY PORTFOLIO                                                 13
            --------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The Utility Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on August 3, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less, are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio.

D. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

E. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $14,675.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $95,386.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.60 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1995, expenses of the Portfolio have been reduced by $45,535.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1995 were $7,647,855 and $19,382,077, respectively. The cost of investments for federal income tax purposes was $7,810,315. On December 31, 1995, the composition of unrealized appreciation of investment securities based on aggregate cost of investments for Federal income tax purposes was $2,403,879.

            UTILITY PORTFOLIO                                                 14
            --------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial
Interest of the Utility Portfolio:

We have audited the accompanying statement of assets and liabilities of the Utility Portfolio, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period August 3, 1992 (commencement of operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Utility Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 7, 1996